Income Tax Expenses - Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision (Parenthetical) (Details) - High and New Technology Enterprises
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Beneficial tax rate	15.00%	15.00%	15.00%
Preferential tax rate	15.00%